DESCRIPTION OF THE COMPANY (Details Narrative)				1 Months Ended		3 Months Ended	10 Months Ended	12 Months Ended
	Jan. 09, 2024 USD ($) $ / shares shares	Nov. 21, 2023 USD ($) $ / shares shares	Jan. 11, 2023 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) shares	Jan. 31, 2023 $ / shares	Mar. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Jan. 31, 2024 shares	Dec. 14, 2023 $ / shares	Mar. 16, 2023 T $ / shares	Jan. 13, 2023 USD ($)	Jan. 09, 2023 shares	Jan. 08, 2023 shares	Dec. 31, 2022 $ / shares shares	Jan. 14, 2021 USD ($) $ / shares
Global Partner Acquisition Corp II [Member]
Ordinary shares, par value | $ / shares							$ 0.00001	$ 0.00001
Proceeds from public offering | $						$ 300,000,000		$ 300,000,000
Amount held in trust account | $						$ 300,000,000	$ 300,000,000	$ 300,000,000								$ 300,000,000
Ordinary shares subject to possible redemption | shares						1,794,585	3,931,719	3,931,719
Accrued liabilities | $						$ 2,961,000	$ 2,961,000	$ 2,961,000
Maximum net interest to pay dissolution expenses | $						$ 100,000	$ 100,000	$ 100,000
Percentage of public shares						100.00%	100.00%	100.00%
Deposited in trust account | $						$ 150,000		$ 150,000
Promissory note related party | $						$ 1,800,000		1,800,000
Minimum net tangible assets consummation of business combination | $								$ 5,000,001
Aggregate shares | shares						127,777		127,777
Shares forfeiture | shares						127,777		127,777
Condition for future business combination use of proceeds percentage.						80.00%		80.00%
Minimum net tangible assets upon consummation of business combination | $							$ 5,000,001	$ 5,000,001
Price per share | $ / shares						$ 10.00	$ 10.00	$ 10.00								$ 10.00
Shares held in trust account | shares						30,000,000	30,000,000	30,000,000
Cash | $						$ 2,000	$ 22,000	$ 22,000
working capital deficit | $						(9,927,000)	7,836,000	7,836,000
Amount of shareholder redemptions value | $			$ 265,050,166
Working capital deficit | $						9,927,000	$ (7,836,000)	$ (7,836,000)
Share price | $ / shares							$ 10	$ 10
Global Partner Acquisition Corp II [Member] | IPO [Member]
Proceeds from public offering | $						300,000,000		$ 300,000,000
Global Partner Acquisition Corp II [Member] | Private Placement [Member]
Proceeds from issuance of private placement | $						$ 8,350,000		$ 8,350,000
Aggregate shares | shares						5,566,667		5,566,667
Global Partner Acquisition Corp II [Member] | Sponsor [Member]
Aggregate amount | $												$ 3,000,000
Stardust Power Inc [Member]
Ordinary shares, par value | $ / shares						$ 0.00001	$ 0.00001	$ 0.00001
Ordinary shares exercised | shares							288,333
Price per share | $ / shares										$ 0.00001	$ 0.00001
Cash | $						$ 388,398
Shares issued as additional consideration | shares		5,000,000
Share price | $ / shares		$ 12.00								$ 0.03
trading days							20 days
Business acquisition consecutive trading days							30 days
Tons of lithium battery produced | T											50,000
SAFE converted into shares | shares		138,393
Conevrtible notes coverted into shares | shares		55,889
Shares issued | shares		1,077,541
Shares issued value | $		$ 10,075,000				$ 10,075,000
Stardust Power Inc [Member] | Common Stock [Member]
Ordinary shares exercised | shares							495,000
Shares issued | shares				9,000,000			9,000,000
Shares issued value | $				$ 90			$ 90
Common Class A [Member] | Global Partner Acquisition Corp II [Member]
Shares redemption percentage					87.00%
Ordinary shares, par value | $ / shares	$ 0.0001				$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001							$ 0.0001
Aggregate redemption amount | $							$ 265,050,000	$ 265,050,000
Ordinary shares subject to possible redemption | shares						1,794,585	3,931,719	3,931,719							30,000,000
Amount of shareholder redemptions value | $	$ 23,615,000
Non-redemption agreements, shares | shares	1,503,254
Shares issued of conversion | shares	7,400,000							1,503,254
Share price | $ / shares						$ 12.00	$ 12.00	$ 12.00
Common Class A [Member] | Global Partner Acquisition Corp II [Member] | Common Stock [Member]
Ordinary shares subject to possible redemption | shares	2,137,134								2,137,134
Common Class A [Member] | Global Partner Acquisition Corp II [Member] | 2023 Extension Amendment Proposal [Member]
Ordinary shares exercised | shares			26,068,281					26,068,281
Redemption price | $ / shares			$ 10.167					$ 10.167
Aggregate redemption amount | $			$ 265,050,000
Ordinary shares subject to possible redemption | shares			3,931,719			1,794,585	3,931,719	3,931,719					1,794,585	3,931,719	30,000,000
Class A Ordinary Shares [Member] | Global Partner Acquisition Corp II [Member]
Ordinary shares, par value | $ / shares	$ 5,000,001						$ 0.0001	$ 0.0001
Aggregate shares | shares	1,503,254							1,503,254
Class B Ordinary Shares [Member] | Global Partner Acquisition Corp II [Member]
Ordinary shares, par value | $ / shares							0.0001	$ 0.0001
Common Class B [Member] | Global Partner Acquisition Corp II [Member]
Ordinary shares, par value | $ / shares	$ 0.0001					$ 0.0001	$ 0.0001	$ 0.0001							$ 0.0001
Non-redemption agreements, shares | shares	127,777
Shares issued of conversion | shares								127,777